Segment Reporting - Schedule of Significant Expense Categories (Details) - Chief Operating Decision Maker [Member] - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting [Line Items]
Revenues		$ 644,792	$ 1,271,196	$ 7,323,356
Cost of revenues		599,495	587,252	2,422,262
Selling and marketing expenses	[1]	420,265	461,675	1,279,005
General and administrative expenses		3,303,556	4,200,147	3,558,452
Research and development expenses		48,585		89,968
Share-based compensation			34,227,641
Other expenses/(income), net	[2]	510,126	(5,913,341)	(615,350)
Income tax (benefit)/expense		(562,631)	228,903	(51,466)
(Loss)/income from continuing operations		$ (3,674,604)	$ (32,521,081)	$ 640,485

[1]	Excludes share-based compensation expenses.
[2]	Includes other income and expenses, net.